Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Initial Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859